Note 3 - Loans and Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Impaired Financing Receivable, Interest Income, Accrual Method	$ 200,000	$ 46,000	$ 113,000
Impaired Financing Receivable, Average Recorded Investment	8,665,000	17,244,000	25,899,000
Allowance for Loan and Lease Losses, Write-offs	2,715,000	2,727,000	8,205,000
Weighted-Average Interest Rate on Loans Receivable		5.78%
Troubled Debt Restructurings [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Allowance for Loan and Lease Losses, Period Increase (Decrease)	239,724	255,679
Allowance for Loan and Lease Losses, Write-offs	303,345	135,063
Commercial Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Allowance for Loan and Lease Losses, Write-offs	2,018,000	1,268,000	5,547,000
Weighted-Average Interest Rate on Loans Receivable	5.09%
Servicing Asset at Amortized Cost	4,672,175	6,531,898
Mortgage Receivable [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Servicing Asset at Amortized Cost	$ 94,214	$ 106,079